Fair Value Measurements - Summary of Financial Assets and Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	¥ 1,941,432,848	$ 281,481,304	¥ 2,598,935,704
Derivative financial liability	0	0	5,346,389
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	1,941,432,848	281,481,304	2,598,935,704
Derivative financial liability			5,346,389
Fair Value, Measurements, Recurring [Member] | Active market (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	0	0	464,715,237
Derivative financial liability			0
Fair Value, Measurements, Recurring [Member] | Observable Input (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	1,941,432,848	281,481,304	2,134,220,467
Derivative financial liability			5,346,389
Fair Value, Measurements, Recurring [Member] | Non-observable input (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	¥ 0	$ 0	0
Derivative financial liability			¥ 0